Commitments, Contingencies and Other Items (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) position	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Other Commitments [Line Items]
Number of instalments | position	5
Letters of credit
Other Commitments [Line Items]
Other commitment			$ 5,122	$ 1,826
Ratio of indebtedness to net capital (as a %)			0.70
Collateral amount			$ 7,317	2,608
Letter of guarantee
Other Commitments [Line Items]
Other commitment			302	$ 307
Donation
Other Commitments [Line Items]
Other commitment	$ 1,250
Instalments over years	5 years
Commitment settled			$ 1,000
Donation | Forecast
Other Commitments [Line Items]
Other commitment to be paid, year five		$ 250